Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.
(a)
....................... 3,024 $ 204,906
AeroVironment, Inc.
(a)
................. 7,436 1,339,595
Archer Aviation, Inc. , Class A
(a)
........... 40,944 386,921
BWX Technologies, Inc. ............... 24,476 2,764,075
Cadre Holdings, Inc. .................. 6,086 234,615
Ducommun, Inc.
(a)
................... 3,390 231,808
Hexcel Corp. ....................... 22,169 1,445,419
Kratos Defense & Security Solutions, Inc.
(a)
.. 39,383 1,314,211
Leonardo DRS, Inc.
(a)
................. 19,464 684,160
Loar Holdings, Inc.
(a)
.................. 3,432 272,775
Mercury Systems, Inc.
(a) (b)
.............. 6,026 251,224
Moog, Inc. , Class A .................. 5,531 1,004,761
Rocket Lab USA, Inc.
(a)
................ 71,912 2,089,044
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 12,391 421,418
Standardaero, Inc.
(a) (b)
................. 20,511 550,515
Triumph Group, Inc.
(a)
................. 10,878 203,854
Woodward, Inc. ..................... 15,149 2,806,352
16,205,653
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
....... 3,968 88,169
CH Robinson Worldwide, Inc. ........... 16,500 1,641,585
GXO Logistics, Inc.
(a)
................. 14,225 646,526
2,376,280
Automobile Components — 0.8%
American Axle & Manufacturing Holdings, Inc.
(a)
14,520 75,940
Autoliv, Inc. ........................ 6,013 581,217
Dorman Products, Inc.
(a)
............... 4,025 528,402
Fox Factory Holding Corp.
(a)
............. 4,246 116,001
Gentex Corp. ...................... 62,523 1,620,596
Gentherm, Inc.
(a)
.................... 4,772 182,052
LCI Industries ...................... 2,623 274,864
Mobileye Global, Inc. , Class A
(a) (b)
......... 7,399 122,268
Modine Manufacturing Co.
(a) (b)
........... 13,267 1,345,937
Patrick Industries, Inc. ................ 3,589 348,635
XPEL, Inc.
(a) (c)
...................... 5,735 240,469
5,436,381
Automobiles — 0.2%
Lucid Group, Inc.
(a) (b)
.................. 143,047 394,810
Thor Industries, Inc. .................. 7,102 730,369
1,125,179
Banks — 1.6%
Amalgamated Financial Corp. ........... 2,485 86,826
Ameris Bancorp ..................... 7,683 504,389
Axos Financial, Inc.
(a)
................. 7,832 547,692
BancFirst Corp. ..................... 2,869 341,641
Bancorp, Inc. (The)
(a) (b)
................ 11,933 728,629
Bank First Corp. .................... 1,403 141,956
City Holding Co. .................... 1,516 179,085
Coastal Financial Corp.
(a)
.............. 1,717 153,122
Columbia Financial, Inc.
(a)
.............. 2,992 44,252
CrossFirst Bankshares, Inc.
(a)
............ 6,412 104,131
Eastern Bankshares, Inc. .............. 26,986 495,463
First Financial Bankshares, Inc. .......... 16,453 613,039
German American Bancorp, Inc. .......... 2,734 112,996
Home BancShares, Inc. ............... 22,494 679,094
International Bancshares Corp. .......... 7,280 479,679
Lakeland Financial Corp. ............... 2,346 159,622
Live Oak Bancshares, Inc. .............. 9,405 333,783
Metrocity Bankshares, Inc. ............. 3,020 93,197
NB Bancorp, Inc.
(a)
................... 10,696 204,935
Nicolet Bankshares, Inc. ............... 1,626 182,323
Security
Shares
Shares Value
Banks (continued)
Northeast Bank ..................... 2,191 $ 221,729
Pathward Financial, Inc. ............... 2,717 216,626
QCR Holdings, Inc. .................. 1,982 154,120
Republic Bancorp, Inc. , Class A .......... 1,296 84,823
Seacoast Banking Corp. of Florida ........ 12,670 360,462
ServisFirst Bancshares, Inc. ............ 8,073 731,979
Stock Yards Bancorp, Inc. .............. 4,469 329,410
Texas Capital Bancshares, Inc.
(a)
......... 8,858 699,339
TFS Financial Corp. .................. 8,044 110,364
Tompkins Financial Corp. .............. 1,556 109,029
Triumph Financial, Inc.
(a)
............... 3,002 231,334
Wintrust Financial Corp. ............... 6,491 849,088
WSFS Financial Corp. ................ 6,574 368,144
10,652,301
Beverages — 0.6%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 2,524 632,691
Celsius Holdings, Inc.
(a)
................ 42,515 1,062,025
Coca-Cola Consolidated, Inc. ............ 1,397 1,910,565
National Beverage Corp. ............... 3,557 149,572
Vita Coco Co., Inc. (The)
(a)
.............. 10,275 384,696
4,139,549
Biotechnology — 7.1%
(a)
ACADIA Pharmaceuticals, Inc.
(b)
.......... 13,224 246,760
ADMA Biologics, Inc.
(b)
................ 61,731 996,956
Akero Therapeutics, Inc. ............... 7,171 387,808
Alkermes plc ....................... 20,895 658,819
Amicus Therapeutics, Inc. .............. 70,391 674,346
AnaptysBio, Inc. .................... 2,761 49,505
Apellis Pharmaceuticals, Inc.
(b)
........... 21,741 630,706
Arbutus Biopharma Corp. .............. 18,099 60,270
Arcellx, Inc.
(b)
...................... 5,208 354,821
Arcus Biosciences, Inc.
(b)
............... 6,773 87,372
Arcutis Biotherapeutics, Inc. ............ 27,808 368,178
Ardelyx, Inc. ....................... 58,694 314,600
Arrowhead Pharmaceuticals, Inc. ......... 13,113 260,686
ARS Pharmaceuticals, Inc.
(b)
............ 10,135 131,958
Astria Therapeutics, Inc. ............... 8,926 70,158
Aurinia Pharmaceuticals, Inc. ............ 35,571 282,789
Avid Bioservices, Inc. ................. 16,571 206,806
Avidity Biosciences, Inc. ............... 24,212 797,301
BioCryst Pharmaceuticals, Inc.
(b)
.......... 54,758 432,588
Biohaven Ltd. ...................... 23,839 911,842
Blueprint Medicines Corp. .............. 16,579 1,865,635
Bridgebio Pharma, Inc. ................ 32,210 1,101,904
Capricor Therapeutics, Inc.
(b)
............ 10,742 161,560
CareDx, Inc. ....................... 13,462 313,665
Catalyst Pharmaceuticals, Inc. ........... 16,428 370,616
Celldex Therapeutics, Inc.
(b)
............. 15,802 386,991
CG oncology, Inc.
(b)
.................. 8,425 253,340
Cogent Biosciences, Inc. ............... 20,468 190,557
Crinetics Pharmaceuticals, Inc. .......... 23,299 938,950
CRISPR Therapeutics AG
(b)
............. 7,298 303,524
Cytokinetics, Inc. .................... 31,149 1,540,629
Day One Biopharmaceuticals, Inc.
(b)
....... 18,422 227,880
Denali Therapeutics, Inc. ............... 15,661 364,901
Dianthus Therapeutics, Inc.
(b)
............ 3,576 79,208
Dynavax Technologies Corp. ............ 20,659 269,600
Dyne Therapeutics, Inc. ............... 8,518 121,126
Exelixis, Inc. ....................... 77,483 2,568,561
Geron Corp. ....................... 135,008 387,473
Gyre Therapeutics, Inc.
(b)
.............. 1,261 14,514
Halozyme Therapeutics, Inc. ............ 34,072 1,929,838
Humacyte, Inc.
(b)
.................... 12,263 56,164

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc. ............... 10,950 $ 266,632
ImmunityBio, Inc.
(b)
................... 35,564 122,696
Immunome, Inc.
(b)
................... 11,998 132,338
Immunovant, Inc.
(b)
................... 16,712 363,319
Insmed, Inc.
(b)
...................... 47,389 3,629,050
Intellia Therapeutics, Inc. .............. 8,626 89,020
Ionis Pharmaceuticals, Inc. ............. 39,241 1,251,788
Janux Therapeutics, Inc. ............... 5,742 249,662
Keros Therapeutics, Inc. ............... 7,227 82,388
Kiniksa Pharmaceuticals International plc .... 5,651 110,760
Krystal Biotech, Inc.
(b)
................. 6,740 1,076,648
Kymera Therapeutics, Inc. .............. 11,642 460,907
Lexicon Pharmaceuticals, Inc.
(b)
.......... 47,234 35,718
Madrigal Pharmaceuticals, Inc. ........... 4,258 1,425,578
MannKind Corp. .................... 73,002 422,682
MiMedx Group, Inc. .................. 14,065 122,365
Mirum Pharmaceuticals, Inc.
(b)
........... 9,087 444,173
Myriad Genetics, Inc. ................. 23,546 298,328
Novavax, Inc.
(b)
..................... 24,473 212,670
Nurix Therapeutics, Inc. ............... 15,289 301,346
Nuvalent, Inc. , Class A ................ 9,617 825,235
ORIC Pharmaceuticals, Inc.
(b)
........... 5,046 52,579
Perspective Therapeutics, Inc. ........... 12,947 45,962
Praxis Precision Medicines, Inc. .......... 4,199 321,433
Protagonist Therapeutics, Inc.
(b)
.......... 14,740 557,172
Prothena Corp. plc ................... 9,233 131,386
PTC Therapeutics, Inc. ................ 13,845 635,209
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 59,650 431,866
Relay Therapeutics, Inc. ............... 10,734 47,981
REVOLUTION Medicines, Inc. ........... 21,168 909,166
Rhythm Pharmaceuticals, Inc. ........... 13,532 804,207
Rocket Pharmaceuticals, Inc.
(b)
........... 15,914 170,916
Roivant Sciences Ltd.
(b)
................ 114,931 1,279,182
Sana Biotechnology, Inc.
(b)
.............. 15,629 50,325
Savara, Inc. ....................... 30,475 82,282
Scholar Rock Holding Corp. ............. 12,483 504,064
Soleno Therapeutics, Inc. .............. 5,012 251,753
SpringWorks Therapeutics, Inc.
(b)
......... 14,811 555,412
Stoke Therapeutics, Inc.
(b)
.............. 6,509 74,723
Syndax Pharmaceuticals, Inc. ........... 22,562 319,703
TG Therapeutics, Inc. ................. 38,211 1,211,289
Twist Bioscience Corp. ................ 14,485 758,579
Tyra Biosciences, Inc.
(b)
............... 1,378 19,926
Ultragenyx Pharmaceutical, Inc. .......... 22,175 954,190
Upstream Bio, Inc. ................... 4,643 50,005
Vera Therapeutics, Inc. , Class A .......... 12,561 468,274
Veracyte, Inc. ...................... 20,368 926,337
Vericel Corp. ....................... 13,016 761,957
Viking Therapeutics, Inc.
(b)
.............. 27,767 909,369
Viridian Therapeutics, Inc. .............. 10,395 201,455
Xencor, Inc. ....................... 17,277 315,824
Y-mAbs Therapeutics, Inc. .............. 4,841 28,901
47,125,635
Broadline Retail — 0.4%
(a)
Etsy, Inc. ......................... 10,572 580,509
Ollie's Bargain Outlet Holdings, Inc. ....... 16,520 1,842,145
Savers Value Village, Inc.
(b)
............. 3,979 44,326
2,466,980
Building Products — 2.6%
A O Smith Corp. .................... 20,400 1,372,920
AAON, Inc. ........................ 18,249 2,123,819
American Woodmark Corp.
(a)
............ 1,573 122,474
Apogee Enterprises, Inc. ............... 2,347 119,744
Security
Shares
Shares Value
Building Products (continued)
Armstrong World Industries, Inc. .......... 11,817 $ 1,784,485
AZEK Co., Inc. (The) , Class A
(a)
.......... 39,002 1,998,072
AZZ, Inc. ......................... 2,913 249,906
CSW Industrials, Inc. ................. 4,401 1,451,494
Gibraltar Industries, Inc.
(a)
.............. 4,591 281,750
Griffon Corp. ....................... 4,567 346,042
Hayward Holdings, Inc.
(a)
............... 22,853 344,166
Janus International Group, Inc.
(a) (b)
........ 9,590 79,501
Quanex Building Products Corp. .......... 4,088 85,848
Resideo Technologies, Inc.
(a)
............ 11,056 248,981
Simpson Manufacturing Co., Inc. ......... 11,425 1,919,400
Tecnoglass, Inc. ..................... 6,066 461,016
Trex Co., Inc.
(a) (b)
.................... 29,042 2,115,129
UFP Industries, Inc. .................. 7,439 860,320
Zurn Elkay Water Solutions Corp. ......... 38,946 1,536,030
17,501,097
Capital Markets — 3.3%
Acadian Asset Management, Inc. ......... 4,863 121,186
Affiliated Managers Group, Inc. .......... 4,181 785,777
Artisan Partners Asset Management, Inc. , Class
A ............................ 9,694 433,225
BGC Group, Inc. , Class A .............. 24,973 238,242
Cohen & Steers, Inc. ................. 7,135 632,375
DigitalBridge Group, Inc. , Class A ......... 41,888 459,511
Donnelley Financial Solutions, Inc.
(a)
....... 2,034 134,997
Evercore, Inc. , Class A ................ 9,719 2,830,853
Freedom Holding Corp.
(a) (b)
............. 4,668 657,441
Hamilton Lane, Inc. , Class A ............ 10,414 1,657,701
Houlihan Lokey, Inc. , Class A ............ 14,111 2,564,251
MarketAxess Holdings, Inc. ............. 10,145 2,238,291
Open Lending Corp. , Class A
(a)
........... 9,914 59,980
P10, Inc. , Class A ................... 6,791 92,765
Perella Weinberg Partners , Class C ....... 14,049 362,745
Piper Sandler Cos. ................... 2,758 874,672
PJT Partners, Inc. , Class A ............. 6,172 1,018,195
SEI Investments Co. .................. 21,163 1,832,293
StepStone Group, Inc. , Class A .......... 10,122 648,618
Stifel Financial Corp. ................. 17,530 2,030,850
StoneX Group, Inc.
(a)
................. 3,501 383,430
TPG, Inc. , Class A ................... 23,568 1,584,948
Victory Capital Holdings, Inc. , Class A ...... 7,152 473,319
Virtus Investment Partners, Inc. .......... 746 148,827
WisdomTree, Inc. .................... 11,664 114,191
22,378,683
Chemicals — 1.5%
Arcadium Lithium plc
(a)
................ 115,368 662,212
Ashland, Inc. ....................... 5,270 334,592
Aspen Aerogels, Inc.
(a)
................ 15,763 184,270
Axalta Coating Systems Ltd.
(a)
........... 29,043 1,043,805
Balchem Corp. ..................... 8,591 1,374,216
Cabot Corp. ....................... 8,630 746,236
Element Solutions, Inc. ................ 35,046 904,537
FMC Corp. ........................ 19,259 1,074,267
Hawkins, Inc. ...................... 5,248 561,064
HB Fuller Co. ...................... 7,160 452,011
Innospec, Inc. ...................... 3,917 443,992
NewMarket Corp. .................... 853 424,811
Perimeter Solutions, Inc.
(a)
.............. 34,225 427,813
PureCycle Technologies, Inc.
(a) (b)
.......... 21,844 203,368
Quaker Chemical Corp. ............... 1,533 216,429
Scotts Miracle-Gro Co. (The) ............ 7,209 511,551
Sensient Technologies Corp. ............ 5,387 406,772

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Stepan Co. ........................ 2,223 $ 140,916
10,112,862
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. .................. 9,289 495,661
ACV Auctions, Inc. , Class A
(a)
............ 39,335 832,329
Brady Corp. , Class A, NVS ............. 5,619 418,559
BrightView Holdings, Inc.
(a)
............. 4,346 68,493
Brink's Co. (The) .................... 7,941 741,134
Casella Waste Systems, Inc. , Class A
(a)
..... 16,407 1,764,409
CECO Environmental Corp.
(a) (b)
.......... 8,036 227,580
Driven Brands Holdings, Inc.
(a)
........... 7,242 119,565
HNI Corp. ......................... 5,730 285,640
Interface, Inc. ...................... 9,032 223,632
Liquidity Services, Inc.
(a)
............... 6,290 217,949
MillerKnoll, Inc. ..................... 5,510 123,644
Montrose Environmental Group, Inc.
(a)
...... 8,761 182,404
MSA Safety, Inc. .................... 6,477 1,066,956
OPENLANE, Inc.
(a) (b)
.................. 13,226 268,620
Pursuit Attractions & Hospitality, Inc.
(a)
...... 5,513 217,764
UniFirst Corp. ...................... 2,172 465,503
Vestis Corp. ....................... 9,884 138,178
VSE Corp. ........................ 4,888 500,287
8,358,307
Communications Equipment — 0.8%
(a)
Applied Optoelectronics, Inc.
(b)
........... 4,383 122,373
Calix, Inc. ......................... 15,979 634,047
Ciena Corp. ....................... 15,914 1,386,746
Digi International, Inc. ................. 5,303 165,719
Extreme Networks, Inc. ................ 34,771 549,729
Harmonic, Inc. ...................... 28,962 326,691
Infinera Corp.
(b)
..................... 35,767 236,778
Lumentum Holdings, Inc. ............... 17,888 1,521,553
Ribbon Communications, Inc. ........... 8,066 33,071
Viavi Solutions, Inc. .................. 33,714 405,917
5,382,624
Construction & Engineering — 2.3%
Ameresco, Inc. , Class A
(a)
.............. 5,534 125,234
API Group Corp.
(a)
................... 50,126 1,912,307
Arcosa, Inc. ....................... 12,953 1,312,139
Argan, Inc. ........................ 2,370 324,216
Centuri Holdings, Inc.
(a) (b)
............... 3,978 88,630
Construction Partners, Inc. , Class A
(a)
...... 11,546 928,298
Dycom Industries, Inc.
(a)
............... 7,841 1,483,204
Fluor Corp.
(a)
....................... 20,041 966,177
Granite Construction, Inc. .............. 8,122 715,873
Great Lakes Dredge & Dock Corp.
(a)
....... 8,769 96,371
IES Holdings, Inc.
(a) (b)
................. 2,370 524,434
Limbach Holdings, Inc.
(a) (b)
.............. 2,741 253,488
MasTec, Inc.
(a)
...................... 16,383 2,377,009
MYR Group, Inc.
(a)
................... 4,471 632,959
Primoris Services Corp. ............... 9,537 732,156
Sterling Infrastructure, Inc.
(a)
............ 8,344 1,188,352
Valmont Industries, Inc. ................ 2,495 827,741
WillScot Holdings Corp.
(a)
.............. 27,810 1,030,639
15,519,227
Construction Materials — 0.9%
Eagle Materials, Inc.
(b)
................. 9,129 2,343,779
Knife River Corp.
(a)
................... 13,612 1,409,931
Summit Materials, Inc. , Class A
(a)
......... 31,821 1,664,557
United States Lime & Minerals, Inc. ........ 2,918 322,672
5,740,939
Security
Shares
Shares Value
Consumer Finance — 1.0%
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 4,536 $ 54,477
FirstCash Holdings, Inc. ............... 5,154 562,559
LendingClub Corp.
(a)
.................. 29,954 404,080
Nelnet, Inc. , Class A .................. 1,448 159,526
SoFi Technologies, Inc.
(a) (b)
............. 278,186 4,389,775
Upstart Holdings, Inc.
(a)
................ 20,226 1,309,533
6,879,950
Consumer Staples Distribution & Retail — 0.6%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 17,423 1,725,748
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,202 226,320
Maplebear, Inc.
(a)
.................... 39,147 1,890,017
PriceSmart, Inc. ..................... 3,988 362,788
Weis Markets, Inc. ................... 1,325 89,517
4,294,390
Containers & Packaging — 0.6%
AptarGroup, Inc. .................... 17,575 2,761,911
Crown Holdings, Inc. ................. 11,179 982,187
3,744,098
Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.
(a)
......... 6,136 657,350
Bright Horizons Family Solutions, Inc.
(a)
..... 15,372 1,884,607
Coursera, Inc.
(a)
..................... 29,947 230,891
Duolingo, Inc. , Class A
(a)
............... 9,804 3,568,558
Frontdoor, Inc.
(a)
..................... 11,923 713,949
Grand Canyon Education, Inc.
(a)
.......... 7,519 1,320,637
H&R Block, Inc. ..................... 18,026 997,018
KinderCare Learning Cos., Inc.
(a)
......... 4,392 91,090
Laureate Education, Inc.
(a)
.............. 17,751 332,299
Mister Car Wash, Inc.
(a)
................ 10,225 82,005
OneSpaWorld Holdings Ltd. ............. 25,673 548,375
Perdoceo Education Corp. .............. 6,290 181,026
Strategic Education, Inc. ............... 3,264 320,623
Stride, Inc.
(a)
....................... 8,085 1,090,667
Udemy, Inc.
(a)
...................... 24,801 185,511
Universal Technical Institute, Inc.
(a)
........ 11,318 310,453
12,515,059
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. .............. 12,118 216,306
American Assets Trust, Inc. ............. 3,966 96,295
Empire State Realty Trust, Inc. , Class A ..... 13,380 127,913
Essential Properties Realty Trust, Inc. ...... 24,384 782,726
1,223,240
Diversified Telecommunication Services — 0.3%
Anterix, Inc.
(a) (b)
..................... 3,183 90,938
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 22,922 463,941
Cogent Communications Holdings, Inc. ..... 4,334 326,524
Globalstar, Inc.
(a)
.................... 205,850 314,950
IDT Corp. , Class B ................... 3,428 161,733
Iridium Communications, Inc. ............ 27,785 798,819
Shenandoah Telecommunications Co. ...... 7,160 77,328
2,234,233
Electric Utilities — 0.2%
IDACORP, Inc. ..................... 4,732 520,236
MGE Energy, Inc. .................... 4,518 405,942
Portland General Electric Co. ............ 9,990 410,989
1,337,167
Electrical Equipment — 1.3%
Acuity Brands, Inc. ................... 5,280 1,755,019
American Superconductor Corp.
(a)
........ 10,207 268,138
Bloom Energy Corp. , Class A
(a) (b)
......... 54,055 1,274,617

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
EnerSys .......................... 5,180 $ 502,822
Enovix Corp.
(a) (b)
..................... 39,266 473,548
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 57,627 330,779
Fluence Energy, Inc. , Class A
(a) (b)
......... 16,294 211,985
Generac Holdings, Inc.
(a)
............... 10,287 1,536,158
NEXTracker, Inc. , Class A
(a) (b)
............ 10,071 507,780
NuScale Power Corp. , Class A
(a) (b)
......... 21,480 512,083
Powell Industries, Inc. ................. 2,554 612,398
Preformed Line Products Co. ............ 291 43,778
Thermon Group Holdings, Inc.
(a)
.......... 2,748 76,065
Vicor Corp.
(a)
....................... 6,280 321,159
8,426,329
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc. ......... 4,674 537,884
Arlo Technologies, Inc.
(a)
............... 25,339 296,720
Badger Meter, Inc. ................... 7,851 1,679,407
Bel Fuse, Inc. , Class A ................ 267 22,057
Bel Fuse, Inc. , Class B, NVS ............ 1,702 138,032
Belden, Inc. ....................... 7,098 826,704
Benchmark Electronics, Inc. ............ 4,722 201,441
Cognex Corp. ...................... 43,845 1,749,415
CTS Corp. ........................ 8,128 415,260
ePlus, Inc.
(a)
....................... 2,089 166,911
Fabrinet
(a)
......................... 9,722 2,101,994
Insight Enterprises, Inc.
(a)
.............. 2,610 450,877
Itron, Inc.
(a)
........................ 12,162 1,305,712
Littelfuse, Inc. ...................... 3,974 947,243
Mirion Technologies, Inc. , Class A
(a)
....... 56,150 889,416
Napco Security Technologies, Inc. ........ 9,482 347,989
nLight, Inc.
(a)
....................... 11,992 133,951
Novanta, Inc.
(a)
..................... 9,517 1,424,314
OSI Systems, Inc.
(a) (b)
................. 2,434 478,135
PAR Technology Corp.
(a)
............... 9,529 691,710
PC Connection, Inc. .................. 1,388 103,017
Plexus Corp.
(a)
...................... 3,675 520,784
Powerfleet, Inc.
(a)
.................... 33,648 198,860
Rogers Corp.
(a)
..................... 4,535 421,982
Sanmina Corp.
(a) (b)
................... 4,739 396,796
Vontier Corp. ....................... 15,881 612,213
17,058,824
Energy Equipment & Services — 1.2%
Archrock, Inc. ...................... 23,783 668,064
Atlas Energy Solutions, Inc. ............. 5,153 118,313
Bristow Group, Inc.
(a)
................. 2,302 76,818
Cactus, Inc. , Class A ................. 11,165 666,662
ChampionX Corp. ................... 50,681 1,451,504
Core Laboratories, Inc. ................ 12,507 212,244
Helix Energy Solutions Group, Inc.
(a)
....... 38,552 309,187
Innovex International, Inc.
(a)
............. 3,691 57,506
Kodiak Gas Services, Inc. .............. 4,529 211,867
Nabors Industries Ltd.
(a)
............... 860 49,209
NOV, Inc. ......................... 41,383 597,984
Oceaneering International, Inc.
(a) (b)
........ 26,675 662,874
Patterson-UTI Energy, Inc. ............. 62,497 504,351
RPC, Inc. ......................... 14,900 91,337
Select Water Solutions, Inc. , Class A ....... 13,322 166,525
Transocean Ltd.
(a)
................... 71,514 280,335
Valaris Ltd.
(a)
....................... 10,163 487,214
Weatherford International plc ............ 19,608 1,234,323
7,846,317
Entertainment — 1.6%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 2,821 120,428
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
12,356 478,795
Security
Shares
Shares Value
Entertainment (continued)
Cinemark Holdings, Inc.
(a)
.............. 11,304 $ 323,633
Endeavor Group Holdings, Inc. , Class A
(b)
... 49,444 1,511,998
IMAX Corp.
(a) (b)
..................... 11,841 278,856
Lionsgate Studios Corp.
(a)
.............. 3,844 27,561
Madison Square Garden Entertainment Corp.
(a)
4,215 153,173
Madison Square Garden Sports Corp.
(a)
..... 4,532 996,451
Roku, Inc. , Class A
(a)
................. 32,142 2,660,072
TKO Group Holdings, Inc. , Class A
(a)
....... 18,883 2,930,830
Warner Music Group Corp. , Class A ....... 35,982 1,144,228
10,626,025
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a)
........... 61,066 3,729,301
AvidXchange Holdings, Inc.
(a)
............ 47,679 505,397
Cantaloupe, Inc.
(a)
................... 15,318 124,688
Euronet Worldwide, Inc.
(a)
.............. 4,564 449,554
EVERTEC, Inc. ..................... 4,990 162,025
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 825 163,168
Flywire Corp.
(a)
..................... 25,815 499,004
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 18,473 517,429
Marqeta, Inc. , Class A
(a)
............... 45,039 173,400
Merchants Bancorp .................. 3,204 134,344
Payoneer Global, Inc.
(a)
................ 59,270 628,262
Radian Group, Inc. ................... 18,577 631,990
Remitly Global, Inc.
(a)
................. 38,596 907,006
Repay Holdings Corp. , Class A
(a)
......... 10,692 79,869
Sezzle, Inc.
(a)
...................... 769 179,954
Shift4 Payments, Inc. , Class A
(a) (b)
......... 17,067 2,045,480
Voya Financial, Inc. .................. 9,993 709,403
WEX, Inc.
(a)
........................ 3,576 657,591
12,297,865
Food Products — 0.9%
Freshpet, Inc.
(a)
..................... 12,116 1,937,954
Ingredion, Inc. ...................... 5,601 764,201
J & J Snack Foods Corp. ............... 2,458 337,311
John B Sanfilippo & Son, Inc. ............ 830 60,042
Lancaster Colony Corp. ............... 5,468 922,670
Mission Produce, Inc.
(a)
................ 6,842 81,351
Pilgrim's Pride Corp.
(a) (b)
............... 6,087 283,289
Post Holdings, Inc.
(a)
.................. 5,412 574,538
Simply Good Foods Co. (The)
(a)
.......... 11,736 445,968
Tootsie Roll Industries, Inc. ............. 3,955 122,842
Utz Brands, Inc. , Class A ............... 11,388 152,144
Vital Farms, Inc.
(a)
................... 7,267 318,840
6,001,150
Gas Utilities — 0.0%
Chesapeake Utilities Corp. ............. 2,502 305,869
Ground Transportation — 0.7%
ArcBest Corp. ...................... 2,825 270,098
FTAI Infrastructure, Inc. ................ 17,540 123,131
Knight-Swift Transportation Holdings, Inc. ... 28,494 1,626,722
Landstar System, Inc. ................. 4,228 696,183
Marten Transport Ltd. ................. 5,390 83,006
RXO, Inc.
(a)
........................ 41,926 1,075,402
Ryder System, Inc. ................... 5,833 929,839
Schneider National, Inc. , Class B ......... 6,211 184,777
4,989,158
Health Care Equipment & Supplies — 3.8%
Alphatec Holdings, Inc.
(a) (b)
.............. 11,905 140,360
Artivion, Inc.
(a)
...................... 6,535 202,324
AtriCure, Inc.
(a)
..................... 12,966 516,954

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Avanos Medical, Inc.
(a)
................ 3,828 $ 65,918
AxoGen, Inc.
(a)
...................... 5,639 102,686
Ceribell, Inc.
(a) (b)
..................... 3,144 72,343
CONMED Corp. ..................... 8,243 591,683
Establishment Labs Holdings, Inc.
(a) (b)
...... 6,680 214,094
Glaukos Corp.
(a)
..................... 14,104 2,206,430
Globus Medical, Inc. , Class A
(a) (b)
......... 21,541 1,997,281
Haemonetics Corp.
(a) (b)
................ 13,544 935,213
ICU Medical, Inc.
(a)
................... 3,531 580,355
Inari Medical, Inc.
(a)
.................. 13,487 1,074,509
Inspire Medical Systems, Inc.
(a) (b)
......... 7,902 1,529,037
Integer Holdings Corp.
(a)
............... 8,936 1,270,878
iRadimed Corp. ..................... 2,032 120,315
iRhythm Technologies, Inc.
(a) (b)
........... 8,265 899,645
Lantheus Holdings, Inc.
(a)
.............. 18,298 1,692,748
LeMaitre Vascular, Inc. ................ 5,361 519,642
Masimo Corp.
(a)
..................... 6,459 1,125,352
Merit Medical Systems, Inc.
(a) (b)
........... 15,468 1,684,156
Neogen Corp.
(a)
..................... 33,266 381,228
Novocure Ltd.
(a)
..................... 17,498 429,051
Orthofix Medical, Inc.
(a)
................ 3,334 61,112
OrthoPediatrics Corp.
(a)
................ 4,352 104,448
Penumbra, Inc.
(a)
.................... 9,956 2,657,953
PROCEPT BioRobotics Corp.
(a) (b)
......... 12,286 890,735
Pulse Biosciences, Inc.
(a) (b)
.............. 4,602 96,320
RxSight, Inc.
(a)
...................... 9,249 313,264
STAAR Surgical Co.
(a)
................. 10,068 243,545
Tandem Diabetes Care, Inc.
(a)
........... 17,413 645,326
Teleflex, Inc. ....................... 4,206 758,089
TransMedics Group, Inc.
(a) (b)
............. 8,774 592,684
UFP Technologies, Inc.
(a)
............... 1,957 537,510
25,253,188
Health Care Providers & Services — 3.1%
Addus HomeCare Corp.
(a)
.............. 4,697 587,877
Alignment Healthcare, Inc.
(a)
............ 27,724 426,672
Amedisys, Inc.
(a)
.................... 3,277 303,122
Ardent Health Partners, Inc.
(a)
........... 3,570 53,550
Astrana Health, Inc.
(a)
................. 10,801 398,233
Aveanna Healthcare Holdings, Inc.
(a)
....... 14,946 68,752
BrightSpring Health Services, Inc.
(a) (b)
...... 5,016 118,378
Castle Biosciences, Inc.
(a)
.............. 3,398 96,061
Chemed Corp. ...................... 4,016 2,256,992
CorVel Corp.
(a)
...................... 7,502 869,107
Encompass Health Corp.
(b)
............. 26,709 2,651,402
Ensign Group, Inc. (The) ............... 15,108 2,109,983
GeneDx Holdings Corp. , Class A
(a)
........ 4,435 331,960
Guardant Health, Inc.
(a)
................ 31,227 1,467,044
HealthEquity, Inc.
(a)
................... 22,901 2,528,728
Hims & Hers Health, Inc. , Class A
(a)
........ 42,134 1,570,756
LifeStance Health Group, Inc.
(a)
.......... 13,868 110,528
National HealthCare Corp. .............. 1,531 157,188
NeoGenomics, Inc.
(a)
................. 15,422 220,535
Option Care Health, Inc.
(a)
.............. 23,854 737,566
PACS Group, Inc.
(a)
.................. 6,552 95,201
Pennant Group, Inc. (The)
(a)
............. 8,903 235,662
Privia Health Group, Inc.
(a)
.............. 28,473 650,608
Progyny, Inc.
(a) (b)
.................... 22,049 510,875
RadNet, Inc.
(a) (b)
..................... 17,447 1,142,255
Select Medical Holdings Corp. ........... 9,723 191,251
Surgery Partners, Inc.
(a)
............... 20,196 514,796
US Physical Therapy, Inc. .............. 1,742 154,533
20,559,615
Security
Shares
Shares Value
Health Care REITs — 0.6%
American Healthcare REIT, Inc. .......... 24,324 $ 688,126
CareTrust REIT, Inc. .................. 49,352 1,307,828
National Health Investors, Inc. ........... 4,959 337,758
Omega Healthcare Investors, Inc. ......... 39,388 1,459,719
Sabra Health Care REIT, Inc. ............ 22,371 373,819
4,167,250
Health Care Technology — 0.5%
Certara, Inc.
(a)
...................... 13,425 191,038
Doximity, Inc. , Class A
(a)
............... 33,124 1,957,628
Evolent Health, Inc. , Class A
(a) (b)
.......... 13,201 137,950
GoodRx Holdings, Inc. , Class A
(a) (b)
........ 11,153 53,200
HealthStream, Inc. ................... 6,648 217,057
Phreesia, Inc.
(a)
..................... 14,713 418,732
Schrodinger, Inc.
(a)
................... 6,877 172,441
Waystar Holding Corp.
(a)
............... 12,510 502,777
3,650,823
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. ............. 32,949 508,733
DiamondRock Hospitality Co. ............ 35,340 310,285
RLJ Lodging Trust ................... 21,721 211,780
Ryman Hospitality Properties, Inc. ........ 9,348 980,044
Sunstone Hotel Investors, Inc. ........... 54,751 620,329
Xenia Hotels & Resorts, Inc. ............ 27,493 411,295
3,042,466
Hotels, Restaurants & Leisure — 4.2%
Aramark .......................... 42,936 1,670,640
BJ's Restaurants, Inc.
(a) (b)
.............. 5,124 185,438
Brinker International, Inc.
(a)
............. 5,810 1,057,246
Choice Hotels International, Inc.
(b)
......... 4,554 670,941
Churchill Downs, Inc. ................. 18,839 2,328,124
Dutch Bros, Inc. , Class A
(a)
............. 29,499 1,844,277
Everi Holdings, Inc.
(a)
................. 15,798 215,485
First Watch Restaurant Group, Inc.
(a)
....... 8,426 176,777
Global Business Travel Group I
(a)
......... 32,181 283,836
Hyatt Hotels Corp. , Class A ............. 11,038 1,746,543
Krispy Kreme, Inc. ................... 21,502 195,023
Kura Sushi USA, Inc. , Class A
(a)
.......... 1,481 118,480
Life Time Group Holdings, Inc.
(a)
.......... 15,926 461,695
Light & Wonder, Inc. , Class A
(a)
........... 24,096 2,118,279
Lucky Strike Entertainment Corp. , Class A
(b)
.. 3,194 34,016
Monarch Casino & Resort, Inc. ........... 3,571 304,749
Norwegian Cruise Line Holdings Ltd.
(a)
...... 113,705 3,223,537
Planet Fitness, Inc. , Class A
(a)
........... 23,225 2,512,016
Portillo's, Inc. , Class A
(a) (b)
.............. 6,233 86,701
Red Rock Resorts, Inc. , Class A .......... 7,282 357,182
Rush Street Interactive, Inc. , Class A
(a)
..... 13,276 193,564
Sabre Corp.
(a)
...................... 50,710 169,879
Shake Shack, Inc. , Class A
(a)
............ 10,094 1,192,404
Six Flags Entertainment Corp. ........... 11,408 502,979
Sweetgreen, Inc. , Class A
(a)
............. 22,568 742,939
Vail Resorts, Inc. .................... 6,636 1,128,916
Wendy's Co. (The) ................... 15,356 227,729
Wingstop, Inc. ...................... 7,876 2,346,260
Wyndham Hotels & Resorts, Inc. ......... 9,540 1,001,891
Wynn Resorts Ltd. ................... 14,018 1,217,463
28,315,009
Household Durables — 1.0%
Cavco Industries, Inc.
(a)
................ 2,120 1,078,317
Century Communities, Inc. ............. 3,882 296,507
Champion Homes, Inc.
(a) (b)
.............. 15,274 1,410,248
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 2,176 50,200
Installed Building Products, Inc. .......... 6,378 1,268,202

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Legacy Housing Corp.
(a) (b)
.............. 1,013 $ 25,984
Sonos, Inc.
(a)
....................... 12,658 174,554
Tempur Sealy International, Inc. .......... 20,213 1,276,249
TopBuild Corp.
(a)
.................... 4,143 1,419,723
6,999,984
Household Products — 0.2%
Spectrum Brands Holdings, Inc. .......... 7,185 607,563
WD-40 Co. ........................ 3,607 847,465
1,455,028
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. , Class A ........... 2,946 72,266
Clearway Energy, Inc. , Class C .......... 6,971 180,758
Montauk Renewables, Inc.
(a) (b)
........... 18,246 76,268
Ormat Technologies, Inc. ............... 14,329 919,205
Sunnova Energy International, Inc.
(a) (b)
...... 9,939 25,543
1,274,040
Industrial REITs — 1.4%
Americold Realty Trust, Inc. ............. 42,797 935,114
EastGroup Properties, Inc. ............. 12,861 2,181,483
First Industrial Realty Trust, Inc. .......... 33,306 1,778,207
Innovative Industrial Properties, Inc. ....... 3,997 286,505
Plymouth Industrial REIT, Inc. ........... 6,465 108,612
Rexford Industrial Realty, Inc. ........... 36,322 1,476,853
STAG Industrial, Inc. ................. 23,198 792,908
Terreno Realty Corp. ................. 25,276 1,653,556
9,213,238
Insurance — 2.7%
Abacus Life, Inc.
(a)
................... 3,821 29,766
American Financial Group, Inc. .......... 7,125 972,990
Assured Guaranty Ltd. ................ 9,510 899,646
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 17,560 719,082
Bowhead Specialty Holdings, Inc.
(a)
........ 2,618 84,640
Employers Holdings, Inc. ............... 1,982 97,435
Enstar Group Ltd.
(a)
.................. 1,276 417,239
Goosehead Insurance, Inc. , Class A ....... 6,277 672,706
Hanover Insurance Group, Inc. (The) ...... 5,004 766,062
HCI Group, Inc. ..................... 2,100 256,053
Kinsale Capital Group, Inc.
(b)
............ 5,920 2,616,285
Lemonade, Inc.
(a)
.................... 8,463 281,310
Mercury General Corp. ................ 3,351 167,014
Old Republic International Corp. .......... 26,700 976,686
Oscar Health, Inc. , Class A
(a)
............ 44,779 743,331
Palomar Holdings, Inc.
(a)
............... 6,908 745,166
Primerica, Inc. ...................... 6,174 1,791,510
RLI Corp. ......................... 21,884 1,605,191
Root, Inc. , Class A
(a)
.................. 931 90,772
Ryan Specialty Holdings, Inc. , Class A ...... 28,122 1,872,363
Safety Insurance Group, Inc. ............ 1,594 125,942
Selective Insurance Group, Inc. .......... 5,060 425,698
Skyward Specialty Insurance Group, Inc.
(a)
... 5,414 239,732
Tiptree, Inc. ....................... 2,824 56,593
Trupanion, Inc.
(a)
.................... 8,950 424,588
White Mountains Insurance Group Ltd. ..... 398 769,119
17,846,919
Interactive Media & Services — 0.8%
Bumble, Inc. , Class A
(a)
................ 10,075 81,708
Cargurus, Inc. , Class A
(a)
............... 22,900 897,680
Cars.com, Inc.
(a)
..................... 4,961 88,901
Grindr, Inc.
(a)
....................... 6,238 111,286
Match Group, Inc. ................... 70,983 2,534,093
MediaAlpha, Inc. , Class A
(a)
............. 7,166 81,621
Security
Shares
Shares Value
Interactive Media & Services (continued)
QuinStreet, Inc.
(a)
.................... 13,654 $ 323,054
Rumble, Inc. , Class A
(a) (b)
............... 22,689 280,890
Taboola.com Ltd.
(a)
................... 19,391 73,880
TripAdvisor, Inc.
(a)
................... 15,927 279,678
Vimeo, Inc.
(a)
....................... 41,349 277,452
Webtoon Entertainment, Inc.
(a) (b)
.......... 2,113 26,941
Yelp, Inc.
(a)
........................ 13,125 524,212
ZipRecruiter, Inc. , Class A
(a)
............. 5,813 39,993
5,621,389
IT Services — 0.5%
Couchbase, Inc.
(a)
................... 9,680 171,723
DigitalOcean Holdings, Inc.
(a)
............ 9,119 378,256
EPAM Systems, Inc.
(a)
................. 7,384 1,875,241
Fastly, Inc. , Class A
(a)
................. 33,507 350,818
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 15,526 350,733
Hackett Group, Inc. (The) .............. 4,833 149,243
3,276,014
Leisure Products — 0.5%
Acushnet Holdings Corp. ............... 3,342 218,299
Brunswick Corp. .................... 8,511 573,982
Funko, Inc. , Class A
(a)
................. 5,188 72,632
Hasbro, Inc. ....................... 17,972 1,039,500
Latham Group, Inc.
(a)
................. 6,249 45,618
Mattel, Inc.
(a) (b)
...................... 41,642 776,207
Topgolf Callaway Brands Corp.
(a)
......... 18,417 144,758
YETI Holdings, Inc.
(a) (b)
................ 14,106 525,590
3,396,586
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc. , Class A
(a)
........... 11,240 168,600
Azenta, Inc.
(a) (b)
..................... 10,638 574,984
BioLife Solutions, Inc.
(a)
................ 9,619 262,647
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 3,386 1,221,940
Bruker Corp. ....................... 16,327 949,415
Charles River Laboratories International, Inc.
(a)
5,245 864,166
Fortrea Holdings, Inc.
(a)
................ 6,126 102,978
Maravai LifeSciences Holdings, Inc. , Class A
(a)
30,055 148,171
Medpace Holdings, Inc.
(a)
.............. 6,734 2,351,176
Mesa Laboratories, Inc. ............... 491 67,606
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 1,386 —
Repligen Corp.
(a)
.................... 14,000 2,326,940
Sotera Health Co.
(a)
.................. 34,357 471,035
Standard BioTools, Inc.
(a)
............... 84,679 131,252
Tempus AI, Inc.
(a) (b)
................... 15,692 900,564
10,541,474
Machinery — 5.8%
Alamo Group, Inc. ................... 1,566 290,587
Albany International Corp. , Class A ........ 3,942 318,317
Allison Transmission Holdings, Inc. ........ 12,946 1,521,673
Blue Bird Corp.
(a)
.................... 4,336 154,448
Chart Industries, Inc.
(a) (b)
............... 11,439 2,420,378
Crane Co. ......................... 8,913 1,518,062
Donaldson Co., Inc. .................. 32,292 2,298,868
Energy Recovery, Inc.
(a)
............... 15,533 222,743
Enerpac Tool Group Corp. , Class A ........ 14,484 654,532
Enpro, Inc. ........................ 3,402 631,751
Esab Corp. ........................ 10,404 1,288,431
ESCO Technologies, Inc. .............. 6,766 898,119
Federal Signal Corp. ................. 16,321 1,604,518
Flowserve Corp. .................... 24,485 1,533,251
Franklin Electric Co., Inc. .............. 10,715 1,071,393
Gorman-Rupp Co. (The) ............... 5,540 212,625

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Greenbrier Cos., Inc. (The) ............. 3,832 $ 253,908
Helios Technologies, Inc. ............... 3,784 168,804
ITT, Inc. .......................... 21,964 3,317,003
JBT Marel Corp.
(b)
................... 5,931 788,823
Kadant, Inc.
(b)
...................... 3,113 1,160,838
Lincoln Electric Holdings, Inc. ........... 15,312 3,043,719
Lindsay Corp. ...................... 1,247 167,335
Middleby Corp. (The)
(a)
................ 4,618 790,325
Miller Industries, Inc. ................. 1,821 120,131
Mueller Industries, Inc. ................ 16,397 1,291,264
Mueller Water Products, Inc. , Class A ...... 41,958 965,034
Oshkosh Corp. ..................... 5,636 656,030
Proto Labs, Inc.
(a)
.................... 3,557 148,434
RBC Bearings, Inc.
(a)
................. 7,658 2,670,728
REV Group, Inc. .................... 4,134 143,450
SPX Technologies, Inc.
(a)
............... 12,332 1,831,549
Standex International Corp. ............. 1,679 306,753
Symbotic, Inc. , Class A
(a) (b)
.............. 6,667 195,677
Tennant Co. ....................... 1,920 164,198
Timken Co. (The) .................... 6,290 504,898
Toro Co. (The) ...................... 16,901 1,407,346
Trinity Industries, Inc. ................. 10,800 408,564
Wabash National Corp. ................ 4,197 65,473
Watts Water Technologies, Inc. , Class A ..... 7,286 1,506,599
38,716,579
Marine Transportation — 0.4%
Kirby Corp.
(a)
....................... 15,580 1,700,557
Matson, Inc. ....................... 5,195 736,911
2,437,468
Media — 0.7%
Ibotta, Inc. , Class A
(a)
................. 1,740 126,150
Integral Ad Science Holding Corp.
(a) (b)
...... 19,402 203,915
Liberty Broadband Corp. , Class A
(a)
........ 2,620 199,198
Liberty Broadband Corp. , Class C, NVS
(a)
... 16,833 1,290,418
Magnite, Inc.
(a) (b)
..................... 22,774 391,713
New York Times Co. (The) , Class A ........ 41,386 2,247,260
PubMatic, Inc. , Class A
(a)
............... 11,491 173,744
TechTarget, Inc.
(a)
.................... 2,709 46,134
TEGNA, Inc. ....................... 16,883 307,608
4,986,140
Metals & Mining — 1.4%
ATI, Inc.
(a)
......................... 37,746 2,154,919
Carpenter Technology Corp. ............ 13,135 2,535,843
Century Aluminum Co.
(a)
............... 13,815 252,538
Coeur Mining, Inc.
(a) (b)
................. 55,130 363,858
Hecla Mining Co. .................... 91,010 516,937
Ivanhoe Electric, Inc.
(a) (b)
............... 11,075 65,564
Materion Corp. ..................... 3,403 343,703
MP Materials Corp. , Class A
(a) (b)
.......... 25,535 560,749
Royal Gold, Inc. ..................... 17,603 2,461,251
9,255,362
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc. ............. 10,218 33,719
Ellington Financial, Inc. ................ 8,146 102,314
136,033
Office REITs — 0.1%
COPT Defense Properties .............. 13,039 383,868
Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp. ............... 26,861 430,850
Antero Resources Corp.
(a)
.............. 53,365 1,991,582
BKV Corp.
(a)
....................... 1,545 37,853
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp. , Class A
(a)
.......... 3,527 $ 290,272
Clean Energy Fuels Corp.
(a)
............. 14,089 46,635
CNX Resources Corp.
(a)
............... 22,588 618,459
Core Natural Resources, Inc.
(b)
........... 5,865 529,844
DT Midstream, Inc. ................... 10,117 1,022,626
HighPeak Energy, Inc.
(b)
............... 2,014 27,451
Kinetik Holdings, Inc. , Class A ........... 2,541 163,717
New Fortress Energy, Inc. , Class A
(b)
....... 17,721 265,815
Uranium Energy Corp.
(a) (b)
.............. 100,718 711,069
6,136,173
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 11,036 1,290,881
Passenger Airlines — 0.3%
(a)
Frontier Group Holdings, Inc.
(b)
........... 23,061 194,404
JetBlue Airways Corp.
(b)
............... 34,053 224,069
Joby Aviation, Inc. , Class A
(b)
............ 47,331 390,954
SkyWest, Inc. ...................... 7,069 854,784
Sun Country Airlines Holdings, Inc. ........ 4,869 82,578
1,746,789
Personal Care Products — 0.8%
BellRing Brands, Inc.
(a)
................ 34,882 2,698,123
Coty, Inc. , Class A
(a)
.................. 44,553 326,574
elf Beauty, Inc.
(a)
.................... 14,206 1,419,321
Interparfums, Inc. .................... 4,844 683,101
5,127,119
Pharmaceuticals — 1.5%
(a)
Amphastar Pharmaceuticals, Inc. ......... 10,167 354,523
ANI Pharmaceuticals, Inc. .............. 4,852 284,521
Arvinas, Inc. ....................... 8,680 152,855
Avadel Pharmaceuticals plc , ADR ......... 24,344 192,318
Axsome Therapeutics, Inc. ............. 10,524 1,120,385
Cassava Sciences, Inc.
(b)
.............. 7,240 17,231
Corcept Therapeutics, Inc. .............. 26,412 1,767,491
CorMedix, Inc. ...................... 16,131 165,665
Edgewise Therapeutics, Inc. ............ 8,770 245,735
Evolus, Inc. ........................ 13,228 184,795
EyePoint Pharmaceuticals, Inc. .......... 7,088 54,223
Harmony Biosciences Holdings, Inc. ....... 4,070 157,794
Innoviva, Inc. ...................... 6,070 113,145
Intra-Cellular Therapies, Inc. ............ 26,124 3,319,838
Ligand Pharmaceuticals, Inc. ............ 3,278 382,051
Liquidia Corp.
(b)
..................... 12,454 177,220
Ocular Therapeutix, Inc. ............... 28,675 220,798
Prestige Consumer Healthcare, Inc. ....... 4,993 383,313
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 157,754 )
(e)
..................... 15,053 6,075
Tarsus Pharmaceuticals, Inc. ............ 4,270 229,555
Tilray Brands, Inc. , Class 2
(b)
............ 90,598 95,128
WaVe Life Sciences Ltd. ............... 27,002 312,413
9,937,072
Professional Services — 3.7%
Barrett Business Services, Inc.
(b)
.......... 4,414 191,259
CACI International, Inc. , Class A
(a)
........ 4,288 1,656,283
CBIZ, Inc.
(a)
........................ 12,631 1,083,866
Clarivate plc
(a)
...................... 30,472 165,158
CRA International, Inc. ................ 1,767 324,386
Dayforce, Inc.
(a)
..................... 41,707 2,950,353
ExlService Holdings, Inc.
(a)
............. 43,324 2,177,464
Exponent, Inc. ...................... 13,527 1,240,020
FTI Consulting, Inc.
(a)
................. 9,486 1,853,090
Heidrick & Struggles International, Inc. ..... 2,039 94,793
Huron Consulting Group, Inc.
(a)
........... 4,830 612,347

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
ICF International, Inc. ................. 5,002 $ 583,784
Insperity, Inc. ....................... 9,607 720,621
KBR, Inc. ......................... 36,035 1,961,025
Kforce, Inc. ........................ 2,252 125,504
Korn Ferry ........................ 6,199 438,455
Legalzoom.com, Inc.
(a)
................ 29,808 267,974
Maximus, Inc. ...................... 5,307 399,564
NV5 Global, Inc.
(a)
................... 8,794 165,679
Parsons Corp.
(a)
..................... 12,538 993,887
Paycor HCM, Inc.
(a)
.................. 21,618 478,406
Paylocity Holding Corp.
(a)
.............. 11,691 2,402,734
Robert Half, Inc. .................... 18,548 1,201,725
Science Applications International Corp. .... 4,293 464,846
UL Solutions, Inc. , Class A .............. 11,325 610,531
Verra Mobility Corp. , Class A
(a)
........... 44,245 1,167,626
Willdan Group, Inc.
(a)
................. 2,125 75,108
24,406,488
Real Estate Management & Development — 0.2%
eXp World Holdings, Inc.
(b)
.............. 21,637 246,229
Forestar Group, Inc.
(a)
................. 1,587 37,866
Howard Hughes Holdings, Inc.
(a)
.......... 5,165 394,451
Landbridge Co. LLC , Class A ............ 3,139 203,627
St. Joe Co. (The) .................... 10,221 491,630
1,373,803
Residential REITs — 0.2%
Apartment Investment & Management Co. ,
Class A ........................ 16,273 147,108
Independence Realty Trust, Inc. .......... 30,437 584,695
NexPoint Residential Trust, Inc. .......... 2,543 100,397
UMH Properties, Inc. ................. 8,035 144,550
Veris Residential, Inc. ................. 8,302 132,334
1,109,084
Retail REITs — 1.1%
Acadia Realty Trust .................. 11,287 260,053
Agree Realty Corp. .................. 14,592 1,058,941
Alexander's, Inc. .................... 235 44,638
Brixmor Property Group, Inc. ............ 29,997 781,722
Curbline Properties Corp. .............. 16,039 392,474
Federal Realty Investment Trust .......... 10,610 1,152,564
Getty Realty Corp. ................... 4,821 149,499
InvenTrust Properties Corp. ............. 9,003 267,749
Kite Realty Group Trust ................ 35,815 829,117
NETSTREIT Corp. ................... 11,717 169,662
NNN REIT, Inc. ..................... 13,838 545,079
Phillips Edison & Co., Inc. .............. 15,763 572,670
Retail Opportunity Investments Corp. ...... 11,433 199,735
SITE Centers Corp. .................. 4,522 67,740
Tanger, Inc. ........................ 19,574 642,419
Urban Edge Properties ................ 23,220 472,295
Whitestone REIT .................... 5,303 71,060
7,677,417
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc. , Class A
(a)
........... 7,011 144,076
Allegro MicroSystems, Inc.
(a)
............ 32,969 794,223
Alpha & Omega Semiconductor Ltd.
(a)
...... 3,849 147,879
Ambarella, Inc.
(a)
.................... 10,852 832,566
Amkor Technology, Inc. ................ 12,402 305,213
Axcelis Technologies, Inc.
(a)
............. 5,386 366,248
Cirrus Logic, Inc.
(a)
................... 5,891 591,692
Cohu, Inc.
(a)
....................... 12,519 286,810
Credo Technology Group Holding Ltd.
(a) (b)
.... 35,775 2,504,966
Diodes, Inc.
(a)
...................... 3,755 221,470
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
FormFactor, Inc.
(a)
................... 20,764 $ 831,598
Ichor Holdings Ltd.
(a)
.................. 8,787 241,291
Impinj, Inc.
(a) (b)
...................... 6,010 762,609
indie Semiconductor, Inc. , Class A
(a) (b)
...... 41,789 171,335
Kulicke & Soffa Industries, Inc. ........... 7,954 352,760
Lattice Semiconductor Corp.
(a)
........... 36,841 2,100,674
MACOM Technology Solutions Holdings, Inc.
(a)
15,285 2,021,441
MaxLinear, Inc.
(a)
.................... 6,432 114,876
MKS Instruments, Inc. ................ 8,381 949,400
Onto Innovation, Inc.
(a)
................ 13,149 2,692,389
PDF Solutions, Inc.
(a)
................. 8,372 233,244
Power Integrations, Inc. ............... 9,823 612,169
Qorvo, Inc.
(a)
....................... 10,025 831,875
Rambus, Inc.
(a)
..................... 28,757 1,772,006
Semtech Corp.
(a)
.................... 22,869 1,531,308
Silicon Laboratories, Inc.
(a) (b)
............. 8,490 1,151,159
SiTime Corp.
(a)
...................... 4,911 1,002,826
Synaptics, Inc.
(a)
.................... 5,044 428,236
Ultra Clean Holdings, Inc.
(a)
............. 6,184 228,004
Universal Display Corp. ............... 12,657 1,897,537
Veeco Instruments, Inc.
(a)
.............. 9,382 238,115
26,359,995
Software — 10.9%
A10 Networks, Inc. ................... 19,064 373,845
ACI Worldwide, Inc.
(a)
................. 28,199 1,510,056
Agilysys, Inc.
(a)
..................... 6,113 551,515
Alarm.com Holdings, Inc.
(a)
............. 13,235 802,967
Alkami Technology, Inc.
(a)
.............. 12,199 424,403
Altair Engineering, Inc. , Class A
(a)
......... 15,159 1,672,796
Amplitude, Inc. , Class A
(a)
.............. 20,376 248,180
Appfolio, Inc. , Class A
(a)
............... 5,778 1,351,532
Appian Corp. , Class A
(a)
............... 9,326 327,249
Asana, Inc. , Class A
(a)
................. 23,642 504,520
AvePoint, Inc. , Class A
(a)
............... 24,221 454,870
BILL Holdings, Inc.
(a)
.................. 26,277 2,542,825
Blackbaud, Inc.
(a)
.................... 7,949 613,265
BlackLine, Inc.
(a)
.................... 5,533 353,282
Blend Labs, Inc. , Class A
(a)
............. 47,719 183,718
Box, Inc. , Class A
(a)
.................. 38,791 1,295,232
Braze, Inc. , Class A
(a)
................. 18,251 839,181
C3.ai, Inc. , Class A
(a) (b)
................ 15,784 494,828
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 86,662 962,815
Cipher Mining, Inc.
(a) (b)
................. 64,339 368,662
Cleanspark, Inc.
(a) (b)
.................. 66,748 696,849
Clear Secure, Inc. , Class A ............. 21,076 498,869
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 40,899 1,151,716
Commvault Systems, Inc.
(a)
............. 11,716 1,865,890
Confluent, Inc. , Class A
(a)
.............. 64,604 1,917,447
Core Scientific, Inc.
(a)
................. 66,057 810,519
Daily Journal Corp.
(a) (b)
................ 225 92,273
Digimarc Corp.
(a) (b)
................... 3,874 142,060
Dolby Laboratories, Inc. , Class A ......... 15,827 1,325,195
DoubleVerify Holdings, Inc.
(a)
............ 38,941 802,574
Dropbox, Inc. , Class A
(a)
............... 32,141 1,033,333
Elastic NV
(a)
....................... 22,884 2,576,281
Enfusion, Inc. , Class A
(a)
............... 12,717 141,922
EverCommerce, Inc.
(a)
................ 5,751 58,315
Five9, Inc.
(a)
....................... 19,655 805,658
Freshworks, Inc. , Class A
(a)
............. 49,412 919,063
Gitlab, Inc. , Class A
(a)
................. 30,975 2,253,741
HashiCorp, Inc. , Class A
(a)
.............. 39,868 1,363,486
Informatica, Inc. , Class A
(a)
............. 24,477 628,569
Intapp, Inc.
(a) (b)
...................... 11,352 809,284
InterDigital, Inc. ..................... 6,722 1,229,992

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(a)
................. 15,091 $ 228,025
JFrog Ltd.
(a) (b)
...................... 21,005 730,134
Klaviyo, Inc. , Class A
(a)
................ 20,831 958,434
Life360, Inc.
(a)
...................... 18,854 862,005
LiveRamp Holdings, Inc.
(a)
.............. 6,285 213,690
MARA Holdings, Inc.
(a) (b)
............... 80,338 1,473,399
Matterport, Inc. , Class A
(a)
.............. 41,333 215,345
Meridianlink, Inc.
(a)
................... 6,581 126,684
N-able, Inc.
(a)
....................... 19,686 190,757
nCino, Inc.
(a) (b)
...................... 20,263 689,145
NextNav, Inc.
(a)
..................... 14,100 175,263
OneSpan, Inc. ...................... 5,386 103,627
Onestream, Inc.
(a)
.................... 7,580 225,732
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 3,816 35,413
PagerDuty, Inc.
(a)
.................... 14,524 268,985
Pegasystems, Inc. ................... 11,057 1,197,363
Procore Technologies, Inc.
(a)
............ 22,972 1,827,652
Progress Software Corp. ............... 4,361 250,016
PROS Holdings, Inc.
(a)
................ 11,661 275,433
Q2 Holdings, Inc.
(a)
................... 15,500 1,475,135
Qualys, Inc.
(a)
...................... 9,874 1,376,534
QXO, Inc.
(b)
........................ 90,648 1,204,712
Rapid7, Inc.
(a)
...................... 16,640 640,973
RingCentral, Inc. , Class A
(a) (b)
............ 9,292 323,547
Riot Platforms, Inc.
(a) (b)
................ 82,710 982,595
Rubrik, Inc. , Class A
(a)
................. 16,472 1,206,903
Samsara, Inc. , Class A
(a) (b)
.............. 59,854 3,082,481
SEMrush Holdings, Inc. , Class A
(a)
........ 2,987 52,093
SentinelOne, Inc. , Class A
(a)
............. 72,182 1,728,759
SolarWinds Corp. ................... 5,150 76,632
SoundHound AI, Inc. , Class A
(a) (b)
......... 85,716 1,212,881
Sprinklr, Inc. , Class A
(a)
................ 29,312 261,170
Sprout Social, Inc. , Class A
(a) (b)
........... 13,034 425,821
SPS Commerce, Inc.
(a)
................ 9,774 1,805,062
Tenable Holdings, Inc.
(a)
............... 31,751 1,368,151
Teradata Corp.
(a)
.................... 14,055 448,495
Terawulf, Inc.
(a) (b)
.................... 78,867 376,196
UiPath, Inc. , Class A
(a)
................ 118,041 1,678,543
Unity Software, Inc.
(a)
................. 48,888 1,085,314
Varonis Systems, Inc.
(a)
................ 29,555 1,340,615
Vertex, Inc. , Class A
(a) (b)
................ 13,196 762,069
Weave Communications, Inc.
(a)
.......... 9,580 156,346
Workiva, Inc. , Class A
(a)
................ 13,584 1,334,221
Yext, Inc.
(a)
........................ 31,231 205,500
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 51,304 941,428
Zuora, Inc. , Class A
(a)
................. 37,078 370,038
72,968,093
Specialized REITs — 0.6%
CubeSmart ........................ 24,993 1,042,208
Four Corners Property Trust, Inc. ......... 8,543 234,334
Lamar Advertising Co. , Class A .......... 12,789 1,616,785
National Storage Affiliates Trust .......... 8,135 302,215
PotlatchDeltic Corp. .................. 7,849 351,086
Rayonier, Inc. ...................... 16,968 443,544
Safehold, Inc. ...................... 8,298 134,511
4,124,683
Specialty Retail — 1.8%
Abercrombie & Fitch Co. , Class A
(a)
........ 13,329 1,591,216
American Eagle Outfitters, Inc. ........... 23,092 372,705
Arko Corp. ........................ 6,668 47,143
Boot Barn Holdings, Inc.
(a)
.............. 4,921 791,543
Camping World Holdings, Inc. , Class A ..... 6,158 142,188
Chewy, Inc. , Class A
(a)
................ 43,071 1,678,908
Security
Shares
Shares Value
Specialty Retail (continued)
EVgo, Inc. , Class A
(a)
................. 13,254 $ 45,991
Five Below, Inc.
(a)
.................... 8,095 759,149
GameStop Corp. , Class A
(a)
............. 29,990 806,731
Gap, Inc. (The) ..................... 24,621 592,628
Guess?, Inc. ....................... 2,756 35,580
Murphy USA, Inc. ................... 2,786 1,401,107
National Vision Holdings, Inc.
(a)
.......... 7,570 86,298
Revolve Group, Inc. , Class A
(a) (b)
.......... 10,398 328,369
RH
(a)
............................ 2,757 1,155,486
Shoe Carnival, Inc. ................... 1,530 41,402
Valvoline, Inc.
(a)
..................... 34,504 1,280,443
Warby Parker, Inc. , Class A
(a)
............ 16,489 456,910
Winmark Corp. ..................... 768 299,205
11,913,002
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A ............ 2,892 46,099
IonQ, Inc.
(a) (b)
....................... 51,266 2,024,494
2,070,593
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co. .............. 3,502 309,226
Figs, Inc. , Class A
(a) (b)
................. 18,262 103,911
Kontoor Brands, Inc. .................. 7,576 695,855
Ralph Lauren Corp. , Class A ............ 5,954 1,486,714
Skechers USA, Inc. , Class A
(a)
........... 21,435 1,614,913
Steven Madden Ltd. .................. 6,312 259,108
4,469,727
Tobacco — 0.0%
Turning Point Brands, Inc. .............. 4,494 286,448
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc. ....... 10,352 2,691,831
BlueLinx Holdings, Inc.
(a)
............... 1,062 114,462
Core & Main, Inc. , Class A
(a)
............. 19,720 1,112,997
Distribution Solutions Group, Inc.
(a)
........ 2,695 86,914
DNOW, Inc.
(a)
...................... 13,268 197,428
DXP Enterprises, Inc.
(a)
................ 1,929 195,388
GATX Corp. ....................... 3,983 659,067
Global Industrial Co. .................. 1,806 44,626
Herc Holdings, Inc. ................... 4,340 885,186
McGrath RentCorp ................... 6,519 799,686
MSC Industrial Direct Co., Inc. , Class A ..... 3,745 301,136
Rush Enterprises, Inc. , Class A .......... 6,708 407,511
Rush Enterprises, Inc. , Class B .......... 851 48,779
SiteOne Landscape Supply, Inc.
(a) (b)
........ 6,031 858,211
Transcat, Inc.
(a)
..................... 2,428 187,005
WESCO International, Inc. .............. 4,451 823,435
Willis Lease Finance Corp. ............. 290 56,237
Xometry, Inc. , Class A
(a)
............... 7,425 246,584
9,716,483
Water Utilities — 0.2%
American States Water Co. ............. 6,237 464,656
California Water Service Group .......... 7,528 340,943
Middlesex Water Co. ................. 2,359 119,460
SJW Group ........................ 2,109 105,935
1,030,994
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
...................... 6,050 51,062
Total Common Stocks — 99 .8%
(Cost: $ 539,031,429 ) .............................. 666,625,750

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR
(a) (d)
................. 4,215 $ 4,721
Total Rights — 0.0%
(Cost: $ 2,729 ) .................................. 4,721
Total Long-Term Investments — 99.8%
(Cost: $ 539,034,158 ) .............................. 666,630,471
Short-Term Securities
Money Market Funds — 9.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(h)
.................. 63,638,413 63,670,232
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 1,283,257 1,283,257
Total Short-Term Securities — 9 .7%
(Cost: $ 64,913,356 ) ............................... 64,953,489
Total Investments — 109 .5%
(Cost: $ 603,947,514 ) .............................. 731,583,960
Liabilities in Excess of Other Assets — (9.5) % ............. (63,502,989)
Net Assets — 100.0% ...............................
$ 668,080,971
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,075, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 72,386,907 $ — $ (8,730,271)
(a)
$ 482 $ 13,114 $ 63,670,232 63,638,413 $ 312,695
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 651,228 632,029
(a)
— — — 1,283,257 1,283,257 39,957 —
$ 482 $ 13,114 $ 64,953,489 $ 352,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 11 03/21/25 $ 1,262 $ (11,052)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 666,619,675 $ 6,075 $ — $ 666,625,750
Rights ................................................ — — 4,721 4,721
Short-Term Securities
Money Market Funds ...................................... 64,953,489 — — 64,953,489
$ 731,573,164 $ 6,075 $ 4,721 $ 731,583,960
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (11,052) $ — $ — $ (11,052)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust